Taxation (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Tax on Profit

	2017	2016	2015
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	555	610	345
Adjustments in respect of prior years	(27)	(13)	(16)
Total current tax	528	597	329
Deferred tax:
Charge/(credit) for the year	23	(11)	54
Adjustments in respect of prior years	9	11	(3)
Total deferred tax	32	–	51
Tax on profit	560	597	380

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate

The Santander UK group’s effective tax rate for 2017, based on profit before tax, was 30.9% (2016: 31.2%, 2015: 28.3%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate of the Company as follows:

	2017	2016	2015
	£m	£m	£m
Profit before tax	1,814	1,914	1,342
Tax calculated at a tax rate of 19.25% (2016: 20.00%, 2015: 20.25%)	349	383	272
Bank surcharge on profits	132	134	–
Non-deductible preference dividends paid	9	8	6
Non-deductible UK Bank Levy	25	30	20
Non-deductible conduct remediation	35	39	90
Other non-equalised items	30	8	7
Effect of non-UK profits and losses	–	(1)	(1)
Utilisation of capital losses for which credit was not previously recognised	–	–	(4)
Effect of change in tax rate on deferred tax provision	(2)	(2)	9
Adjustment to prior year provisions	(18)	(2)	(19)
Tax charge	560	597	380

Disclosure of Movements in Current Tax Assets and Liabilities

Movements in current tax assets and liabilities during the year were as follows:

	2017	2016
	£m	£m
Assets	–	51
Liabilities	(53)	(1)
At 1 January	(53)	50
Income statement charge	(528)	(597)
Other comprehensive income credit/(charge)	44	(49)
Corporate income tax paid	484	507
Other movements	50	36
	(3)	(53)
Assets	–	–
Liabilities	(3)	(53)
At 31 December	(3)	(53)

Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account

The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year:

	Fair value of				Tax losses	Accelerated	Other
	financial	Pension	Cash flow	Available-	carried	tax	temporary
	instruments	remeasurement	hedges	for-sale	forward	depreciation	differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2017	(31)	(35)	(50)	(27)	5	(5)	15	(128)
Income statement (charge)/credit	(10)	(32)	–	–	20	1	(11)	(32)
Transfers/reclassifications	–	–	–	7	–	–	(7)	–
Credited/(charged) to other comprehensive income	–	26	53	(6)	–	–	(1)	72
At 31 December 2017	(41)	(41)	3	(26)	25	(4)	(4)	(88)

At 1 January 2016	(76)	(115)	(27)	(11)	8	3	(5)	(223)
Income statement (charge)/credit	44	(53)	–	–	(3)	(8)	20	–
Credited/(charged) to other comprehensive income	1	133	(23)	(16)	–	–	–	95
At 31 December 2016	(31)	(35)	(50)	(27)	5	(5)	15	(128)